Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
FINANCIAL ASSETS
Cash and deposits in banks		$ 2,863,521,255	$ 3,014,889,105	[1]	$ 5,085,503,499		$ 4,094,064,152
Debt securities at fair value through profit or loss		842,993,411	3,815,466,650	[1]
Derivative financial instruments		19,283,771	28,621,262	[1]
Repo transactions	[1]		1,340,514,525
Other financial assets		548,143,243	438,535,416	[1]
Other debt securities		3,125,868,874	938,418,588	[1]
Financial assets delivered as guarantee		247,095,642	289,388,445	[1]
Equity instruments at fair value through profit or loss		8,721,010	6,998,576	[1]
FINANCIAL LIABILITIES
Deposits		7,766,982,736	6,887,764,469	[1]
Liabilities at fair value through profit or loss		7,183,451	30,106,856	[1]
Derivative financial instruments		1,321,602	6,179,869	[1]
Repo transactions		18,956,694	51,395,109	[1]
Other financial liabilities		1,031,875,594	815,507,243	[1]
Issued corporate bonds		15,524,165	134,310,399
Subordinated corporate bonds		466,167,451	842,608,609
TOTAL		10,055,572,585	9,524,693,376
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Other financial liabilities		1,031,875,594	815,507,243
Financing received from Central Bank and other financial institutions		43,472,692	43,115,043
Issued corporate bonds		14,789,758	128,184,411
Subordinated corporate bonds		417,675,451	714,760,748
TOTAL		9,949,476,076	9,092,120,754
Financial liabilities mandatorily measured at fair value through profit or loss [member]
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss		7,183,451	30,106,856
Derivative financial instruments		1,321,602	6,179,869
TOTAL		8,505,053	36,286,725
Amortized cost [member]
FINANCIAL ASSETS
Other financial assets		501,979,459	381,065,428
Other debt securities		2,687,165,137	303,225,254
Financial assets delivered as guarantee		246,153,453	234,449,160
Total financial assets		11,927,597,432	8,872,219,505
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities		438,703,737	635,193,334
Total financial assets		438,703,737	635,193,334
Fair value with changes in P/L obligatory measure [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss		842,993,411	3,815,466,650
Derivative financial instruments		19,283,771	28,621,262
Other financial assets		46,163,784	57,469,988
Financial assets delivered as guarantee		942,189	54,939,285
Equity instruments at fair value through profit or loss		8,721,010	6,998,576
Total financial assets		918,104,165	3,963,495,761
From the non-financial government sector [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits		643,700,325	407,437,205
From the financial sector [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits		12,022,826	43,956,526
From the non-financial private sector and foreign residents - Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits		1,030,746,073	1,109,772,817
From the non-financial private sector and foreign residents - Savings accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits		3,958,813,403	3,114,083,306
From the non-financial private sector and foreign residents - Time deposits and investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits		2,049,617,546	2,282,679,207
From the non-financial private sector and foreign residents - Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits		727,805,714	381,229,139
Other Financial Institutions [Member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Repo transactions		18,956,694	51,395,109
Cash [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks		416,058,887	865,299,956
Financial institutions [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks		2,219,786,919	1,754,503,315
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks		54,792,752	122,030
BCRA [member] | Amortized cost [member]
FINANCIAL ASSETS
Repo transactions			1,340,514,525
To the non-financial government sector [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		69,917,894	10,269,100
Other Financial Institutions [Member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		63,132,416	21,700,303
To the non-financial private sector and foreign residents - Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		541,134,853	626,939,697
To the non-financial private sector and foreign residents - Documents [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		1,021,239,445	736,778,932
To the non-financial private sector and foreign residents - Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		504,071,972	359,589,458
To the non-financial private sector and foreign residents - Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		122,617,082	61,251,124
To the non-financial private sector and foreign residents - Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		1,153,204,936	518,869,616
To the non-financial private sector and foreign residents - Credit cards [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		1,378,563,049	1,055,651,798
To the non-financial private sector and foreign residents - Financial leases [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		16,448,771	20,662,718
To the non-financial private sector and foreign residents - Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing		931,330,407	581,327,091
Level 1 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss		802,765,675	3,770,471,313
Derivative financial instruments		33,492	1,429
Repo transactions			1,340,514,525
Other financial assets		45,978,629	57,331,923
Other debt securities		438,703,737	629,197,692
Financial assets delivered as guarantee		942,189	54,939,285
Equity instruments at fair value through profit or loss		2,128,616	2,473,814
Total financial assets		1,290,552,338	4,514,415,456
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss		7,183,451	30,106,856
Derivative financial instruments		92,978	87,955
Other financial liabilities		1,008,593,413	789,093,751
TOTAL		7,276,429	30,194,811
Level 2 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss		36,844,120	44,980,059
Derivative financial instruments		19,250,279	28,619,833
Other debt securities			5,995,642
Total financial assets		56,094,399	79,595,534
FINANCIAL LIABILITIES
Derivative financial instruments		1,228,624	6,091,914
Other financial liabilities		27,797,386	25,330,165
TOTAL		1,228,624	6,091,914
Level 3 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss		3,383,616	15,278
Other financial assets		185,155	138,065
Equity instruments at fair value through profit or loss		6,592,394	4,524,762
Total financial assets		$ 10,161,165	$ 4,678,105

[1]	See Note 3.